UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramius LLC
Address: 599 Lexington Avenue, 2Oth Flr.
         New York, NY  10022

13F File Number:  028-06309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Owen Littman
Title:     General Counsel
Phone:     212-201-4841

Signature, Place, and Date of Signing:

  /s/ Owen Littman     New York, NY     August 15, 2011

THE HOLDINGS INFORMATION FOR THIS MANAGER AND ITS OTHER INCLUDED MANAGERS CAN NOW BE FOUND ON THE 13F HOLDINGS REPORT OF COWEN GROUP, INC. HOWEVER, THE HOLDINGS INFORMATION PREVIOUSLY REPORTED BY RAMIUS VALUE AND OPPORTUNITY ADVISORS LLC CAN NOW BE FOUND ON THE 13F HOLDINGS REPORT OF STARBOARD VALUE LP.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    $ (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NONE